Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 32,093	€ 109,218
Proceeds		0
Repayments	(412)	(6,122)
Interest paid	(13)	(1,962)
Non-cash changes: (gain)/loss on recognition or derecognition		(147)
Non-cash changes: interest expense and other	2,540	4,535
Non-cash changes: other fair value remeasurement		1,051
Non cash changes : Effect of the change in foreign currency exchange rates	3	(11)
Liabilities arising from financing activities at end of period	34,210	106,563
Kreos & Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	23,370
Proceeds		0
Repayments	0	0
Interest paid	0	(563)
Non-cash changes: (gain)/loss on recognition or derecognition		0
Non-cash changes: interest expense and other	0	1,012
Non-cash changes: other fair value remeasurement		0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	23,819
Kreos & Claret bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	46,401
Proceeds		0
Repayments	0	(3,705)
Interest paid	0	(1,019)
Non-cash changes: (gain)/loss on recognition or derecognition		0
Non-cash changes: interest expense and other	0	2,155
Non-cash changes: other fair value remeasurement		0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	43,832
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	21,574
Proceeds		0
Repayments	0	(2,188)
Interest paid	0	(361)
Non-cash changes: (gain)/loss on recognition or derecognition		(147)
Non-cash changes: interest expense and other	0	344
Non-cash changes: other fair value remeasurement		1,051
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	20,273
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	2,488
Proceeds		0
Repayments	0	0
Interest paid	0	0
Non-cash changes: (gain)/loss on recognition or derecognition		0
Non-cash changes: interest expense and other	0	22
Non-cash changes: other fair value remeasurement		0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	2,510
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,856	2,363
Proceeds		0
Repayments	(412)	(230)
Interest paid	(13)	(19)
Non-cash changes: (gain)/loss on recognition or derecognition		0
Non-cash changes: interest expense and other	13	19
Non-cash changes: other fair value remeasurement		0
Non cash changes : Effect of the change in foreign currency exchange rates	3	(11)
Liabilities arising from financing activities at end of period	1,447	2,122
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	30,237	13,023
Proceeds		0
Repayments	0	0
Interest paid	0	0
Non-cash changes: (gain)/loss on recognition or derecognition		0
Non-cash changes: interest expense and other	2,527	983
Non-cash changes: other fair value remeasurement		0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	€ 32,764	€ 14,006